Expense Example	Jul. 27, 2026 USD ($)
Defiance Leveraged Long MSTR ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	415
Defiance Leveraged Long + Income MSTR ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	194
Expense Example, with Redemption, 3 Years	623
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	$ 2,339